Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Investments
The following tables summarize each class of the Plan’s investments:

	Fair Value Measurement at Reporting Date
December 31, 2025	Level 1	Level 2	Level 3	Total
Mutual Funds	$217,987,227	$—	$—	$217,987,227
Common Stock	64,947,471	—	—	64,947,471
Total Assets in the fair value hierarchy	$282,934,698	$—	$—	$282,934,698

Investments measured at NAV practical expedient				669,432,970

Investments at fair value				$952,367,668

December 31, 2024	Level 1	Level 2	Level 3	Total
Mutual Funds	$191,576,927	$—	$—	$191,576,927
Common Stock	55,679,017	—	—	55,679,017
Total Assets in the fair value hierarchy	$247,255,944	$—	$—	$247,255,944

Investments measured at NAV practical expedient				564,837,050

Investments at fair value				$812,092,994